Income (Loss) Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Numerator:
Net income (loss)	$ 154		$ (6,379)		$ (11,472)		$ (21,011)
Denominator:
Weighted average common shares outstanding - Basic	62,205,192		59,234,601		60,359,587		56,763,879
Dilutive effect of stock options, RSUs and warrants	0		0		0		0
Weighted average common shares outstanding - Diluted	69,619,293		59,234,601		60,359,587		56,763,879
Basic loss per share	$ 0		$ (0.11)		$ (0.19)		$ (0.37)
Diluted loss per share	$ 0	[1]	$ (0.11)	[1]	$ (0.19)	[2]	$ (0.37)	[2]

[1]

(1) There were 17,732,764 warrants, 196,667 options, and 7,294,595 RSUs outstanding at March 31, 2025 and there were 17,680,187 warrants, 313,334 options, and 5,965,022 RSUs outstanding at March 31, 2024. The Company excluded the warrants for the period ended March 31, 2025, and excluded the warrants, options and RSUs from the calculation of diluted EPS for the period ended March 31, 2024 as inclusion would have an anti-dilutive effect.

[2]	There were 17,732,764 warrants, 246,667 options, and 5,373,373 RSUs outstanding at December 31, 2024 and there were 22,518,894 warrants, 470,668 options, and 5,056,270 RSUs outstanding at December 31, 2023. The Company excluded the warrants, options and RSUs from the calculation of diluted EPS for the years ended December 31, 2024 and 2023 as inclusion would have an anti-dilutive effect.